UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            SEMIANNUAL REPORT September 30, 2006

                        Nuveen Investments
                        Municipal Closed-End Funds

     NUVEEN SELECT
        MATURITIES
    MUNICIPAL FUND
               NIM

Photo of: Woman and man at the beach.
Photo of: A child.

                        DEPENDABLE,
                        TAX-FREE INCOME BECAUSE
                        IT'S NOT WHAT YOU EARN,
                        IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board



Chairman's
     LETTER TO SHAREHOLDERS


Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 16, 2006

Nuveen Select Maturities Municipal Fund
NIM

Portfolio Manager's COMMENTS

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of the Nuveen Select Maturities Municipal Fund. With 15 years of investment experience, including 9 years with Nuveen, Paul has managed NIM since July 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 2006?

During this reporting period, we saw interest rates at the short end of the yield curve continue to rise, while rates across the rest of the curve generally declined. At its May and June 2006 meetings, the Federal Reserve's Open Market Committee announced the two additional quarter-point increases in the fed funds rate, raising this short-term target from 4.75% to 5.25%, its highest level since March 2001. At the subsequent August and September sessions, the committee left the rate target unchanged, marking the first pause in rate increases in more than two years. In contrast, during this same six-month period, the yield on the benchmark 10-year U.S. Treasury note fell 22 basis points to end September 2006 at 4.63%. In the municipal market, the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, stood at 4.77% at the end of September 2006, a decline of 37 basis points from the end of March 2006. As short-term rates approached and exceeded the levels of long-term rates, the yield curve continued to flatten and, in fact, actually inverted, and bonds with longer durations1 generally outperformed those with shorter durations.

As the yield curve became increasingly flat, our focus remained on a disciplined approach to duration management and yield curve positioning. Overall, bonds in the Lehman Brothers Municipal Bond Index with maturities of less than eight years, especially those maturing in one to two years, were the least positively impacted by changes in the interest rate environment over this period. As a result, these bonds generally underperformed bonds with longer durations, with issues having the longest maturities (22 years and longer) achieving the best returns for the period. This environment presented some challenges for NIM, which--in keeping with its investment parameters--maintains an average effective maturity of 12 years or less for portfolio holdings.

During this period, we modified our purchase activity in keeping with the flatter yield curve, which made it less compelling to assume the additional risk typically associated


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

with longer maturities. This included shortening our maturity focus slightly to emphasize bonds maturing in 5 to 15 years. Overall, we believed that bonds in this part of the yield curve offered strong performance potential, better value, and attractive reward opportunities without excessive risk. Much of our activity was driven by an increased number of redemptions (called and matured bonds) during this period, the proceeds of which were also reinvested in the 5-year to 15-year part of the curve.

In looking for potential additions to NIM's portfolio, we kept an opportunistic eye toward all types of issuance that we believed could add value. Over the six months ended September 2006, new municipal bond supply nationwide totaled $199.9 billion, down from that of April-September 2005. This was part of a larger trend toward declining issuance in 2006, as record levels of new paper in calendar year 2005 were followed by a 16% drop-off in supply during the first nine months of 2006 compared with the first nine months of 2005. The major factor in 2006's decline was a sharp reduction in pre-refunding volume, which was off more than 54% from last year's levels. At the same time, however, we saw increased supply in the secondary market, especially in the short and intermediate parts of the yield curve. Overall, the decline in primary market supply did not have a major impact on the implementation of strategies we had planned for NIM.

During this period, we found a number of interesting purchase opportunities in the A rated category, adding essential services issues such as water bonds and credits issued for an energy cogeneration plant. These purchases, together with a Fund holding that was upgraded to A from BBB during this period, increased NIM's allocation to the A rated category from 15% as of March 31, 2006 to 18% as of September 30, 2006. We also took advantage of opportunities to purchase higher-quality securities, specifically those rated AAA, which enabled us to replace most of the higher-rated bonds that were called during this period.

While we continued to maintain NIM's' weightings of lower-quality bonds, tighter municipal supply and narrowing credit spreads generally meant that we found fewer relatively attractively priced lower-rated credit opportunities. As a result, we added very little in the way of new positions in the BBB and nonrated categories. In our opinion, NIM continued to have a healthy exposure to the lower-rated credit categories. The Fund also remained well diversified geographically and from a sector perspective.

HOW DID THE FUND PERFORM?

Results for NIM, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*

For periods ended 9/30/06

                           6-MONTH     1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------
NIM                        3.05%       4.25%       3.14%        4.05%
--------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index2                3.40%       3.81%       4.55%        5.40%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.


For additional information, see the Performance Overview page for NIM in this report.

For the six months ended September 30, 2006, the cumulative return on net asset value (NAV) for NIM lagged the return for the Lehman Brothers 7-Year Municipal Bond Index. NIM's return was influenced by both market factors, especially the decline in interest rates across most of the yield curve, and fund-specific factors, including yield curve and duration positioning, allocations to lower-rated credits, and security-specific issues such as advance refundings.3

As longer rates declined and the yield curve flattened over the course of this period, yield curve and duration positioning played a key role in NIM's performance. As noted earlier, bonds with short-term maturities were the least positively impacted by the recent changes in the yield curve and generally underperformed longer bonds. While NIM continued to have an intermediate-term orientation on average, the Fund maintained a slight "barbell" bias in its maturity structure, i.e., a focus on securities at the longer and shorter ends of the maturity range at the expense of securities in the intermediate range. This overall positioning benefited the Fund's performance.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, NIM also benefited from its allocation of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and caused credit spreads to tighten. As of September 30, 2006, bonds rated BBB or lower and non-rated bonds accounted for 17% of NIM's portfolio. Among the lower-rated



2 The Lehman Brothers 7-Year Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds with maturities ranging from six to eight years. Results for the Lehman Brothers index do not reflect any expenses.

3 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

holdings making contributions to NIM's return for this period were healthcare (including hospital) bonds, charter schools, and tobacco credits. At period end, NIM held approximately 4% of its portfolio in tobacco settlement-backed bonds.

In addition, NIM's performance was helped by its holdings of AAA rated bonds, especially insured bonds which outperformed the municipal market as a whole during this period. The longer maturities of NIM's insured holdings contributed to their strong performance over this six months. We also continued to see a modest impact from advance refunding activity during this period, which benefited NIM through price appreciation and enhanced credit quality.

While advance refundings generally enhanced performance for this six-month period, NIM's holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to their shorter effective maturities. NIM's modest allocation of housing bonds also did not perform well as longer-term interest rates fell, increasing the incidence or potential incidence and impact of prepayments and bond calls.

HOW WAS NIM POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2006?

Maintaining strong credit quality remained an important requirement for the Fund. As of September 30, 2006, NIM continued to offer excellent credit quality, with 65% of its portfolio allocated to bonds rated AAA/U.S. guaranteed and AA and another 18% in bonds rated A.

As of September 30, 2006, 8% of NIM's portfolio was subject to potential bond calls during the period October 2006 through the end of 2008. The number of actual bond calls will depend largely on future market interest rates.

Dividend and Share Price
       INFORMATION



During this period, proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields. This impacted NIM's income stream, resulting in one monthly dividend reduction during the six-month period ended September 30, 2006.

NIM seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NIM may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. NIM will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2006, NIM had a positive UNII balance, based on our best estimate, for tax purposes and a negative UNII balance for financial statement purposes.

As of September 30, 2006, NIM was trading at a discount of -4.40% to its NAV. The Fund's average discount over the entire six-month reporting period was -4.26%.

Nuveen Select Maturities Municipal Fund
NIM

Performance
     OVERVIEW As of September 30, 2006

NIM
Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                                5%
A                                18%
BBB                              12%
BB or Lower                       1%
N/R                               4%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0395
Nov                           0.0395
Dec                           0.0395
Jan                           0.0395
Feb                           0.0395
Mar                           0.0395
Apr                           0.0395
May                           0.0395
Jun                           0.0395
Jul                           0.0395
Aug                           0.0395
Sep                            0.038

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/01/05                     10.34
                             10.15
                             10.04
                              9.851
                              9.88
                              9.76
                              9.7
                              9.65
                              9.6
                              9.71
                              9.94
                              10.04
                              9.8
                              9.97
                             10.02
                              9.95
                              9.74
                              9.72
                              9.95
                              9.76
                              9.98
                             10
                              9.67
                              9.61
                              9.72
                              9.72
                              9.81
                              9.75
                              9.72
                              9.63
                              9.75
                              9.63
                              9.61
                              9.61
                              9.66
                              9.67
                              9.67
                              9.72
                              9.63
                              9.63
                              9.59
                              9.5501
                              9.68
                              9.79
                              9.56
                              9.62
                              9.47
                              9.45
                              9.47
                              9.46
                              9.46
                              9.5
                              9.42
                              9.42
                              9.4
                              9.5
                              9.45
                              9.49
                              9.53
                              9.53
                              9.51
                              9.66
                              9.6
                              9.6
                              9.53
                              9.55
                              9.71
                              9.9
                              9.96
                              9.8
                              9.85
                              10
                             10.05
                              10.12
                              9.81
                             10.14
                             10.08
                             10.15
                              9.95
                              9.95
                             10.04
                              9.99
                             10.01
                             10.01
                             10
                             10.01
                              9.83
                              9.91
                              9.76
                              9.7601
                              9.86
                              9.85
                              9.85
                              9.8
                              9.96
                             10.09
                              9.9
                              9.78
                             10.01
                              9.9
                              9.99
                              9.89
                              9.81
                              9.83
                              9.78
                              9.79
                              9.72
                              9.75
                              9.72
                              9.83
                              9.83
                              9.76
                              9.89
                              9.91
                             10
                              9.96
                              9.9
                              9.9
                              9.99
                              9.97
                              9.99
                              9.94
                             10
                              9.98
                              9.84
                              9.95
                              9.96
                              9.9
                              9.94
                              9.85
                              9.75
                              9.83
                              9.68
                              9.6
                              9.55
                              9.47
                              9.61
                              9.59
                              9.58
                              9.71
                              9.72
                              9.76
                              9.84
                              9.92
                              9.88
                              9.88
                              10.01
                              9.93
                              9.99
                              9.73
                              9.79
                              9.73
                              9.63
                              9.67
                              9.59
                              9.58
                              9.73
                              9.72
                              9.6
                              9.71
                              9.75
                              9.76
                              9.78
                              9.8404
                              9.85
                              9.85
                              9.88
                              9.88
                              10.03
                              9.97
                              9.94
                              9.78
                              9.76
                              9.67
                              9.76
                              9.67
                              9.59
                              9.56
                              9.58
                              9.58
                              9.6
                              9.58
                              9.57
                              9.5
                              9.53
                              9.5
                              9.54
                              9.46
                              9.5
                              9.5
                              9.52
                              9.54
                              9.55
                              9.58
                              9.56
                              9.6
                              9.51
                              9.51
                              9.53
                              9.5
                              9.55
                              9.55
                              9.59
                              9.63
                              9.59
                              9.65
                              9.59
                              9.6644
                              9.64
                              9.67
                              9.75
                              9.69
                              9.7
                              9.7
                              9.71
                              9.74
                              9.69
                              9.7
                              9.71
                              9.62
                              9.73
                              9.72
                              9.78
                              9.73
                              9.76
                              9.74
                              9.77
                              9.77
                              9.78
                              9.82
                              9.83
                              9.77
                              9.81
                              9.79
                              9.68
                              9.57
                              9.64
                              9.67
                              9.7
                              9.76
                              9.69
                              9.68
                              9.67
                              9.62
                              9.68
                              9.68
                              9.7
                              9.71
                              9.66
                              9.66
                              9.77
                              9.7599
                              9.77
9/30/06                       9.77


FUND SNAPSHOT
------------------------------------
Share Price                    $9.77
------------------------------------
Net Asset Value               $10.22
------------------------------------
Premium/(Discount) to NAV     -4.40%
------------------------------------
Market Yield                   4.67%
------------------------------------
Taxable-Equivalent Yield1      6.49%
------------------------------------
Net Assets ($000)           $126,675
------------------------------------
Average Effective
Maturity on Securities
(Years)                        11.38
------------------------------------
Modified Duration               4.24
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/18/92)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.58%         3.05%
------------------------------------
1-Year         -0.48%         4.25%
------------------------------------
5-Year          2.69%         3.14%
------------------------------------
10-Year         4.12%         4.05%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Colorado                       13.5%
------------------------------------
Illinois                       12.5%
------------------------------------
New York                        9.3%
------------------------------------
Texas                           6.7%
------------------------------------
South Carolina                  6.5%
------------------------------------
Pennsylvania                    5.5%
------------------------------------
Florida                         5.0%
------------------------------------
Arkansas                        4.2%
------------------------------------
Washington                      4.0%
------------------------------------
Wisconsin                       3.8%
------------------------------------
Kansas                          2.9%
------------------------------------
Iowa                            2.4%
------------------------------------
Alabama                         2.1%
------------------------------------
Michigan                        2.0%
------------------------------------
Tennessee                       1.8%
------------------------------------
California                      1.7%
------------------------------------
Connecticut                     1.7%
------------------------------------
Other                          14.4%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Utilities                      19.8%
------------------------------------
Health Care                    15.9%
------------------------------------
U.S. Guaranteed                15.1%
------------------------------------
Tax Obligation/Limited         10.3%
------------------------------------
Tax Obligation/General          6.0%
------------------------------------
Transportation                  5.5%
------------------------------------
Water and Sewer                 5.2%
------------------------------------
Consumer Staples                5.0%
------------------------------------
Long-Term Care                  4.8%
------------------------------------
Other                          12.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2005 of $0.0014 per share.

Shareholder
      MEETING REPORT

The shareholder meeting was held on August 1, 2006, at The Northern Trust
Company, 50 South LaSalle Street, Chicago, Illinois 60675.
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
====================================================================================================================================
CLASS I
Lawrence H. Brown
   For                                                                                                                    11,607,672
   Withhold                                                                                                                   29,162
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                                    11,607,472
   Withhold                                                                                                                   29,362
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                                    11,606,983
   Withhold                                                                                                                   29,851
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================


CLASS II
William C. Hunter
   For                                                                                                                    11,603,280
   Withhold                                                                                                                   33,554
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================
David J. Kundert
   For                                                                                                                    11,603,476
   Withhold                                                                                                                   33,358
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                                    11,603,263
   Withhold                                                                                                                   33,571
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================


CLASS III
Robert P. Bremner
   For                                                                                                                    11,603,476
   Withhold                                                                                                                   33,358
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================
Jack B. Evans
   For                                                                                                                    11,603,476
   Withhold                                                                                                                   33,358
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================
William J. Schneider
   For                                                                                                                    11,607,472
   Withhold                                                                                                                   29,362
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                  11,636,834
====================================================================================================================================

                        Nuveen Select Maturities Municipal Fund (NIM)
                        Portfolio of
                               INVESTMENTS September 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)     RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.1%

$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-     $    2,127,580
                 Bonds, Series 2001, 5.750%, 12/01/17

          500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-            548,770
                 Bonds, Series 2002A, 6.250%, 1/01/22

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Alabama                                                                                             2,676,350
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.9%

          565   Phoenix Industrial Development Authority, Arizona, Statewide          4/08 at 101.50         AAA            581,408
                 Single Family Mortgage Revenue Bonds, Series 1998C,
                 6.650%, 10/01/29 (Alternative Minimum Tax)

          515   Winslow Industrial Development Authority, Arizona, Hospital             No Opt. Call         N/R            518,703
                 Revenue Bonds, Winslow Memorial Hospital, Series 1998,
                 5.750%, 6/01/08

------------------------------------------------------------------------------------------------------------------------------------
        1,080   Total Arizona                                                                                             1,100,111
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 4.1%

        1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA          1,067,170
                 and Construction Bonds, Series 2002A, 5.250%, 10/01/17 -
                 FSA Insured

        1,500   Jefferson County, Arkansas, Pollution Control Revenue Bonds,          6/11 at 100.00          A-          1,521,645
                 Entergy Arkansas Inc. Project, Series 2006, 4.600%, 10/01/17

        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,              No Opt. Call          A+          1,047,670
                 Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12

        1,380   North Little Rock, Arkansas, Electric Revenue Refunding Bonds,          No Opt. Call         AAA          1,590,643
                 Series 1992A, 6.500%, 7/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Arkansas                                                                                            5,227,128
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 1.7%

        2,115   Vernon, California, Electric System Revenue Bonds, Malburg            4/08 at 100.00         Aaa          2,172,105
                 Generating Station Project, Series 2003C, 5.250%, 4/01/17
                 (Pre-refunded 4/01/08)
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 13.4%

        2,895   Centennial Downs Metropolitan District, Colorado, General            12/14 at 100.00         AAA          3,106,451
                 Obligation Bonds, Series 1999, 5.000%, 12/01/20 -
                 AMBAC Insured

        1,175   Colorado Educational and Cultural Facilities Authority,              12/13 at 100.00         AAA          1,210,227
                 Charter School Revenue Bonds, Classical Academy,
                 Series 2003, 4.500%, 12/01/18 - XLCA Insured

        1,380   Colorado Educational and Cultural Facilities Authority,               7/12 at 100.00         BBB          1,445,384
                 Charter School Revenue Bonds, Douglas County School
                 District RE-1 - DCS Montessori School, Series 2002A,
                 6.000%, 7/15/22

          405   Colorado Housing Finance Authority, Single Family Program             4/10 at 105.00          AA            410,338
                 Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
                 Minimum Tax)

        1,025   Denver Health and Hospitals Authority, Colorado, Healthcare          12/11 at 100.00         BBB          1,100,297
                 Revenue Bonds, Series 2001A, 6.000%, 12/01/23

        1,465   Denver West Metropolitan District, Colorado, General Obligation      12/13 at 100.00          AA          1,490,623
                 Refunding and Improvement Bonds, Series 2003,
                 4.500%, 12/01/18 - RAAI Insured

        1,340   Eagle Bend Metropolitan District 2, Colorado, General                12/14 at 101.00          AA          1,419,261
                 Obligation Bonds, Series 2004, 5.000%, 12/01/20 -
                 RAAI Insured

           93   El Paso County, Colorado, FNMA Mortgage-Backed Single                   No Opt. Call         Aaa             97,589
                 Family Revenue Refunding Bonds, Series 1992A-2,
                 8.750%, 6/01/11

        1,750   Erie, Boulder and Weld Counties, Colorado, Water Enterprise          12/08 at 100.00           A          1,768,882
                 Revenue Bonds, Series 1998, 5.000%, 12/01/23 - ACA Insured

           70   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA             74,740
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured


                                       11

                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)     RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       5,875   Northwest Parkway Public Highway Authority, Colorado,                  6/11 at 38.04         AAA     $    1,831,649
                 Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 -
                 AMBAC Insured

        2,845   University of Colorado Hospital Authority, Revenue Bonds,            11/11 at 100.00        Baa1          3,011,546
                 Series 2001A, 5.600%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
       20,318   Total Colorado                                                                                           16,966,987
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 1.6%

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          500    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/07 at 100.00         BBB            502,400
        1,570    5.500%, 1/01/15 (Alternative Minimum Tax)                           11/06 at 100.00         BBB          1,587,505

------------------------------------------------------------------------------------------------------------------------------------
        2,070   Total Connecticut                                                                                         2,089,905
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.6%

          685   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            695,117
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured

           85   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA             86,409
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
          770   Total District of Columbia                                                                                  781,526
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 3.8%

        2,400   Deltona, Florida, Utility Systems Water and Sewer Revenue            10/13 at 100.00         AAA          2,613,048
                 Bonds, Series 2003, 5.250%, 10/01/17 - MBIA Insured

        2,000   Orange County, Florida, Tourist Development Tax Revenue              10/15 at 100.00         AAA          2,144,520
                 Bonds, Series 2005, 5.000%, 10/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,400   Total Florida                                                                                             4,757,568
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 12.4%

          845   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero      1/09 at 100.00         N/R            887,808
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

        1,500   Cook County Township High School District 208, Illinois,             12/15 at 100.00         Aaa          1,607,595
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/21 -
                 MBIA Insured

        4,905   Illinois Development Finance Authority, GNMA Collateralized           4/11 at 105.00         Aaa          4,979,409
                 Mortgage Revenue Bonds, Greek American Nursing Home
                 Committee, Series 2000A, 7.600%, 4/20/40

        2,000   Illinois Development Finance Authority, Revenue Refunding             4/10 at 102.00        BBB-          2,141,840
                 Bonds, Olin Corporation, Series 1993D, 6.750%, 3/01/16

        2,000   Illinois Educational Facilities Authority, Revenue Bonds, Art         3/14 at 102.00          A1          2,035,380
                 Institute of Chicago, Series 2000, 4.450%, 3/01/34
                 (Mandatory put 3/01/15)

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00    Baa3 (3)          1,150,580
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.625%, 5/01/17
                 (Pre-refunded 5/01/12)

          695   Illinois Health Facilities Authority, Revenue Bonds, Silver           8/09 at 101.00           A            721,646
                 Cross Hospital and Medical Centers, Series 1999,
                 5.500%, 8/15/19

          515   Illinois Health Facilities Authority, Revenue Bonds, Silver           8/09 at 101.00       A (3)            546,075
                 Cross Hospital and Medical Centers, Series 1999,
                 5.500%, 8/15/19 (Pre-refunded 8/15/09)

        1,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,       11/06 at 100.00          A+          1,017,660
                 Edward Hospital, Series 1993A, 6.000%, 2/15/19

          585   Illinois Housing Development Authority, Section 8 Elderly            11/06 at 100.00           A            585,608
                 Housing Revenue Bonds, Skyline Towers Apartments,
                 Series 1992B, 6.625%, 11/01/07

------------------------------------------------------------------------------------------------------------------------------------
       15,045   Total Illinois                                                                                           15,673,601
------------------------------------------------------------------------------------------------------------------------------------

                                       12

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)     RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.8%

$       1,000   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call          AA     $    1,010,060
                 Series 1992D, 6.600%, 2/01/07
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 2.4%

        1,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis             7/10 at 100.00          A1          1,065,630
                 Medical Center, Series 2000, 6.250%, 7/01/25

        1,800   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         AAA          1,927,584
                 Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        2,800   Total Iowa                                                                                                2,993,214
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 2.9%

        3,500   Wichita, Kansas, Hospital Facilities Revenue Refunding and           11/11 at 101.00          A+          3,700,340
                 Improvement Bonds, Via Christi Health System Inc.,
                 Series 2001-III, 5.500%, 11/15/21
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 1.6%

        1,965   Kentucky Housing Corporation, Housing Revenue Bonds,                  1/15 at 100.60         AAA          2,035,406
                 Series 2005G, 5.000%, 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.9%

        1,100   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,112,111
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.2%

        1,475   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 100.00         AAA          1,577,277
                 Mortgage Revenue Bonds, Series 2000H, 6.650%, 7/01/41 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 2.0%

        1,000   Cornell Township Economic Development Corporation,                    5/12 at 100.00         AAA          1,115,120
                 Michigan, Environmental Improvement Revenue Refunding
                 Bonds, MeadWestvaco Corporation-Escanaba Project,
                 Series 2002, 5.875%, 5/01/18 (Pre-refunded 5/01/12)

          353   Michigan State Hospital Finance Authority, Collateralized               No Opt. Call         N/R            353,788
                 Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07

          600   Michigan State Hospital Finance Authority, Hospital Revenue           1/07 at 101.00         Ba3            609,756
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

          470   Michigan State Hospital Finance Authority, Revenue                   11/06 at 100.00         BB-            470,790
                 Refunding Bonds, Detroit Medical Center, Series 1988A,
                 8.125%, 8/15/12

------------------------------------------------------------------------------------------------------------------------------------
        2,423   Total Michigan                                                                                            2,549,454
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.9%

        1,000   White Earth Band of Chippewa Indians, Minnesota, Revenue                No Opt. Call           A          1,084,010
                 Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.8%

        1,000   Dodge County School District 1, Nebraska, Fremont Public             12/14 at 100.00         Aaa          1,069,710
                 Schools, General Obligation Bonds, Series 2004,
                 5.000%, 12/15/19 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 8.3%

        1,000   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00          AA          1,094,470
                 Bonds, Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        1,500   New York State Energy Research and Development Authority,            11/06 at 100.00          A1          1,500,675
                 Facilities Revenue Bonds, Consolidated Edison Company Inc.,
                 Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
                 (Alternative Minimum Tax)

          645   New York State Medical Care Facilities Finance Agency,                2/07 at 101.00         AA+            659,003
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        2,130   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,239,248
                 Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/07 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)


                                       13

                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)     RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       4,300   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA     $    5,027,988
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,575   Total New York                                                                                           10,521,384
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.6%

        1,880   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          2,020,060
                 Series 2003, 5.000%, 6/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.8%

        1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,           No Opt. Call          A+          1,026,960
                 Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.9%

        1,150   Oklahoma State Industries Authority, Health System Revenue            2/07 at 102.00         AAA          1,173,057
                 Refunding Bonds, Baptist Medical Center, Series 1995D,
                 5.000%, 8/15/14 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 5.4%

        1,205   Pennsylvania Higher Educational Facilities Authority, College           No Opt. Call         Aaa          1,390,775
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)

        4,120   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  8/14 at 100.00         AAA          4,435,757
                 Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured

        1,000   Pittsburgh, Pennsylvania, General Obligation Bonds,                     No Opt. Call         AAA          1,059,670
                 Series 2005A, 5.000%, 9/01/11 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,325   Total Pennsylvania                                                                                        6,886,202
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 6.5%

          750   Berkeley County School District, South Carolina, Installment         12/13 at 100.00          A-            791,393
                 Purchase Revenue Bonds, Securing Assets for Education,
                 Series 2003, 5.250%, 12/01/19

        1,540   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          1,954,737
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 -
                 FGIC Insured (ETM)

        2,835   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          3,551,291
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured

        1,260   South Carolina JOBS Economic Development Authority, Hospital            No Opt. Call    Baa2 (3)          1,373,350
                 Revenue Bonds, Palmetto Health Alliance, Series 2000A,
                 7.000%, 12/15/10 (ETM)

          500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            531,180
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
        6,885   Total South Carolina                                                                                      8,201,951
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.8%

                Shelby County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                2002:
          750    6.000%, 9/01/17 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)            845,423
        1,250    6.000%, 9/01/17 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)          1,409,038

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Tennessee                                                                                           2,254,461
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 6.6%

        1,055   Austin, Texas, General Obligation Bonds, Series 2004,                 9/14 at 100.00         AAA          1,122,678
                 5.000%, 9/01/20 - MBIA Insured

        2,000   Brazos River Authority, Texas, Collateralized Revenue Refunding       6/14 at 100.00         AAA          2,032,260
                 Bonds, CenterPoint Energy Inc., Series 2004B,
                 4.250%, 12/01/17 - FGIC Insured

        1,875   Denton Independent School District, Denton County, Texas,             8/16 at 100.00         AAA          2,019,544
                 General Obligation Bonds, Series 2006, 5.000%, 8/15/20

          115   Galveston Property Finance Authority Inc., Texas, Single Family       3/07 at 100.00          A3            117,206
                 Mortgage Revenue Bonds, Series 1991A, 8.500%, 9/01/11


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)     RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       2,500   Matagorda County Navigation District 1, Texas, Pollution                No Opt. Call         BBB     $    2,501,250
                 Control Revenue Refunding Bonds, Central Power and Light
                 Company, Series 2001A, 4.550%, 11/01/29 (Mandatory
                 put 11/01/06)

          200   Travis County Health Facilities Development Corporation,             11/06 at 100.00         Aaa            200,528
                 Texas, Hospital Revenue Bonds, Daughters of Charity
                 National Health System, Series 1993B, 5.900%, 11/15/07 (ETM)

          415   Tri-County Mental Health and Retardation Center, Texas,               3/07 at 100.00         AAA            419,362
                 Revenue Bonds, Facilities Acquisition Program, Series 1995E,
                 6.500%, 3/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,160   Total Texas                                                                                               8,412,828
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 1.5%

        1,875   Bountiful, Davis County, Utah, Hospital Revenue Refunding               No Opt. Call         N/R          1,939,125
                 Bonds, South Davis Community Hospital Project, Series 1998,
                 6.000%, 12/15/10
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 4.0%

                Washington Public Power Supply System, Revenue Refunding
                Bonds, Nuclear Project 1, Series 1993A:
        1,340    7.000%, 7/01/07 (ETM)                                                  No Opt. Call         Aaa          1,374,920
        1,130    7.000%, 7/01/08 (ETM)                                                  No Opt. Call         Aaa          1,195,992

                Washington Public Power Supply System, Revenue Refunding
                Bonds, Nuclear Project 1, Series 1993A:
          160    7.000%, 7/01/07                                                        No Opt. Call         Aaa            164,026
        1,870    7.000%, 7/01/08                                                        No Opt. Call         AAA          1,976,272

          295   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         AAA            369,243
                 Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,795   Total Washington                                                                                          5,080,453
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 1.6%

        2,000   Harrison County Commission, West Virginia, Solid Waste               11/06 at 100.00         AAA          2,005,080
                 Disposal Revenue Bonds, West Penn Power Company,
                 Series 1994C, 6.750%, 8/01/24 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 3.8%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
          845    6.125%, 6/01/27                                                      6/12 at 100.00         BBB            906,237
        1,480    6.375%, 6/01/32                                                      6/12 at 100.00         BBB          1,601,301

        1,000   Wisconsin Health and Educational Facilities Authority,                7/11 at 100.00          A-          1,068,570
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21

        1,150   Wisconsin Health and Educational Facilities Authority,                2/09 at 101.00           A          1,185,236
                 Revenue Bonds, Aurora Health Care Inc., Series 1999A,
                 5.500%, 2/15/20 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,475   Total Wisconsin                                                                                           4,761,344
------------------------------------------------------------------------------------------------------------------------------------
$     119,561   Total Long-Term Investments (cost $119,211,743) - 96.9%                                                 122,859,768
=============-----------------------------------------------------------------------------------------------------------------------


                                       15

                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)     RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.1%

$       1,500   Jacksonville Health Facilities Authority, Florida, Revenue                                  A-1+     $    1,500,000
                 Bonds, Baptist Medical Center, Variable Rate Demand
                 Obligations, Series 2003A, 3.840%, 8/15/33 (4)

        1,100   New York City Municipal Water Finance Authority,                                            A-1+          1,100,000
                 New York, Water and Sewerage System Revenue Bonds,
                 Variable Rate Demand Obligations, Fiscal Series 1994C,
                 3.780%, 6/15/23 - FGIC Insured (4)

------------------------------------------------------------------------------------------------------------------------------------
$       2,600   Total Short-Term Investments (cost $2,600,000)                                                            2,600,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $121,811,743) - 99.0%                                                           125,459,768
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                      1,215,161
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $ 126,674,929
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                    (ETM) Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $121,811,743)                                                                              $125,459,768
Cash                                                                                                                        102,104
Receivables:
   Interest                                                                                                               2,043,778
   Investments sold                                                                                                         215,438
Other assets                                                                                                                  2,477
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      127,823,565
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                                                                                        1,064,253
 Accrued expenses:
   Management fees                                                                                                           50,473
   Other                                                                                                                     33,910
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                   1,148,636
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                             $126,674,929
====================================================================================================================================
Shares outstanding                                                                                                       12,396,406
====================================================================================================================================
Net asset value per share outstanding (net assets divided by shares outstanding)                                       $      10.22
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                                       $    123,964
Paid-in surplus                                                                                                         138,329,233
Undistributed (Over-distribution of) net investment income                                                                 (105,869)
Accumulated net realized gain (loss) from investments                                                                   (15,320,424)
Net unrealized appreciation (depreciation) of investments                                                                 3,648,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                             $126,674,929
====================================================================================================================================
Authorized shares                                                                                                         Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                           OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                                        $3,215,243
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                             307,033
Shareholders' servicing agent fees and expenses                                                                               6,000
Custodian's fees and expenses                                                                                                22,605
Trustees' fees and expenses                                                                                                   1,216
Professional fees                                                                                                             5,505
Shareholders' reports - printing and mailing expenses                                                                        17,942
Stock exchange listing fees                                                                                                   4,927
Investor relations expense                                                                                                    9,901
Other expenses                                                                                                                3,458
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                                                  378,587
   Custodian fee credit                                                                                                     (11,692)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                                366,895
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                      2,848,348
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                                                   (21,682)
Change in net unrealized appreciation (depreciation) of investments                                                         910,822
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                                                     889,140
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                                    $3,737,488
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                                                        9/30/06             3/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                               $ 2,848,348         $ 5,950,169
Net realized gain (loss) from investments                                                               (21,682)            (21,565)
Change in net unrealized appreciation (depreciation) of investments                                     910,822            (838,865)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                 3,737,488           5,089,739
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                           (2,919,353)         (5,892,915)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                            (2,919,353)         (5,892,915)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to reinvestment of distributions                         --              14,771
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share transactions                                        --              14,771
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                                   818,135            (788,405)
Net assets at the beginning of period                                                               125,856,794         126,645,199
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                                    $126,674,929        $125,856,794
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                    $   (105,869)       $    (34,864)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund covered in this report and its corresponding New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in a diversified, investment-grade quality portfolio of municipal obligations with intermediate characteristics. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of the Adviser, represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, the Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At September 30, 2006, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended September 30, 2006.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

The Fund did not engage in transactions in its own shares during the six months ended September 30, 2006. During the fiscal year ended March 31, 2006, 1,429 shares were issued to shareholders due to reinvestment of distributions.

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended September 30, 2006, aggregated $12,237,946 and $14,272,987, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

At September 30, 2006, the cost of investments was $121,767,613.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $4,116,084
   Depreciation                                                        (423,929)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments            $3,692,155
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2006, the Fund's last tax year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                  $353,483
Undistributed net ordinary income **                                     63,950
Undistributed net long-term capital gains                                    --
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2006, paid on April 3, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Fund's last tax year ended March 31, 2006, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $5,875,503
Distributions from net ordinary income **                                17,355
Distributions from net long-term capital gains                               --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2006, the Fund's last tax year end, the Fund had unused capital loss carryforwards of $15,295,532 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $14,922 of the carryforward will expire in the year 2010, $6,523,386 will expire in 2011, $8,737,799 will expire in 2012, $4,977 will expire in 2013 and $14,448 will expire in 2014.

The Fund elected to defer $5,016 of net realized losses from investments incurred from November 1, 2005 through March 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses are treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen") and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .3000%
For the next $125 million                                                 .2875
For the next $250 million                                                 .2750
For the next $500 million                                                 .2625
For the next $1 billion                                                   .2500
For net assets over $2 billion                                            .2375
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2006, the complex-level fee rate was .1857%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT

Distributions to Shareholders

The Fund declared a dividend distribution of $.0380 per share from its tax-exempt net investment income which was paid on November 1, 2006, to shareholders of record on October 15, 2006.

                        Financial
                               HIGHLIGHTS (Unaudited)

               Selected data for a share outstanding throughout each period:

                                          INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                   ------------------------------------   ----------------------------------
                                                       NET
                        BEGINNING         NET    REALIZED/                       NET                              ENDING     ENDING
                        NET ASSET  INVESTMENT   UNREALIZED                INVESTMENT     CAPITAL               NET ASSET     MARKET
                            VALUE      INCOME   GAIN (LOSS)       TOTAL       INCOME       GAINS       TOTAL       VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(b)                $10.15        $.23        $ .08         $.31       $(.24)        $ --       $(.24)     $10.22      $9.77
    2006                    10.22         .48         (.07)         .41        (.48)          --        (.48)      10.15       9.95
    2005                    10.35         .49         (.14)         .35        (.48)          --        (.48)      10.22       9.30
    2004                    10.34         .51           --          .51        (.50)          --        (.50)      10.35       9.93
    2003(a)                 10.57         .43         (.22)         .21        (.44)          --        (.44)      10.34       9.85
Year Ended 5/31:
    2002                    11.21         .57         (.57)          --        (.61)        (.03)       (.64)      10.57      10.45
    2001                    11.16         .62          .06          .68        (.63)          --        (.63)      11.21      10.87
====================================================================================================================================
                          TOTAL RETURNS                                       RATIOS/SUPPLEMENTAL DATA
                    ------------------------    ------------------------------------------------------------------------------------
                                                                    BEFORE CREDIT                AFTER CREDIT**
                                                             ---------------------------- ----------------------------
                                                                           RATIO OF NET                 RATIO OF NET
                                                                RATIO OF     INVESTMENT      RATIO OF     INVESTMENT
                    BASED ON       BASED ON         ENDING   EXPENSES TO      INCOME TO   EXPENSES TO      INCOME TO      PORTFOLIO
                      MARKET      NET ASSET     NET ASSETS       AVERAGE        AVERAGE       AVERAGE        AVERAGE       TURNOVER
                       VALUE+         VALUE+          (000)   NET ASSETS     NET ASSETS    NET ASSETS     NET ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(b)              .58%          3.05%      $126,675           .60%*         4.51%*         .58%*         4.53%*           10%
    2006               12.21           4.02        125,857           .59           4.67           .57           4.68              7
    2005               (1.52)          3.44        126,645           .61           4.81           .60           4.82             10
    2004                6.03           5.09        128,335           .63           4.92           .62           4.93             13
    2003(a)            (1.48)          2.03        128,106           .65*          4.95*          .65*          4.96*             6
Year Ended 5/31:
    2002                1.87           (.06)       130,959           .69           5.23           .68           5.23             48
    2001               13.15           6.19        138,804           .64           5.50           .61           5.53             35
====================================================================================================================================

*    Annualized.
**   After custodian fee credit.
+ Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(a)  For the period June 1, 2002 through March 31, 2003.
(b)  For the six months ended September 30, 2006.

                                 See accompanying notes to financial statements.


                                  24-25 SPREAD

                        ANNUAL INVESTMENT
                        MANAGEMENT AGREEMENT
                        APPROVAL PROCESS



The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Fund and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Fund, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between the Fund and NAM (the "Fund Adviser").

THE APPROVAL PROCESS

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Adviser and the performance of the Fund. To assist the Board in its evaluation of the advisory contract with the Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

     o    the nature, extent and quality of services provided by the Fund
          Adviser;

     o the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

     o the Fund's past performance, the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and to customized benchmarks;

     o the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

     o    the expenses of the Fund Adviser in providing the various services;

     o the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the Fund (as applicable);

     o the advisory fees the Fund Adviser assesses to other types of investment products or clients;

     o    the soft dollar practices of the Fund Adviser, if any; and

     o from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, the Fund Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A.   NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the Fund Adviser, the Trustees considered the nature, extent and quality of the Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Fund; the performance record of the Fund (as described in further detail below); and any initiatives and enhancements Nuveen has taken for its municipal fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of the Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. The Trustees further reviewed materials describing, among other things, the teams and personnel involved in the investment, research, risk-management and operational processes involved in managing municipal funds and their respective functions. Given the Trustees' experience with the Fund and Fund Adviser, the Trustees recognized the demonstrated history of care and depth of experience of the respective personnel in managing this Fund. In this regard, the Trustees considered the continued quality of the Fund Adviser's investment process in making portfolio management decisions as well as additional refinements and improvements adopted to the portfolio management processes noted below. With respect to the services provided to municipal funds, including the Fund, the Trustees noted that the Fund Adviser continues to make refinements to its portfolio management process including, among other things, the increased use of derivatives to enhance management of risk, additional analytical software for research staff and improved municipal pricing processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. The Fund Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Fund operates in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Fund (including a new reporting system for quarterly portfolio holdings).

In addition to the foregoing, the Trustees also noted the additional services that the Fund Adviser or its affiliates provide to closed-end funds, including, in particular, secondary market support activities. The Trustees recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of initiatives designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include providing advertising and other media relations programs, continued contact with analysts, maintaining and enhancing its website for closed-end funds, and targeted advisor communication programs. With respect to funds that utilize leverage through the issuance of preferred shares, the Trustees noted Nuveen's continued support for the preferred shares by maintaining, among other things, an in-house preferred trading desk; designating a product manager whose responsibilities include creating and disseminating product information and managing relations in connection with the preferred share auction; and maintaining systems necessary to test compliance with rating agency requirements.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Management Agreement were of a high level and were satisfactory.

B.   THE INVESTMENT PERFORMANCE OF THE FUND AND FUND ADVISER

The Board considered the investment performance for the Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and portfolio level performance against customized benchmarks, as described below. In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a fund still may not adequately reflect such fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group. With respect to state specific municipal funds, the Trustees recognized that certain state municipal funds do not have a corresponding state specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. The closed-end state municipal funds that do not have corresponding state-specific Performance Peer Groups are from Arizona, Connecticut, Georgia, Maryland, Massachusetts, Missouri, North Carolina, Ohio, Texas, and Virginia. Further, due to a lack of state-specific unleveraged categories, certain unleveraged state municipal funds are included in their leveraged state category (such as, the Nuveen California Select Tax-Free Income Fund, Nuveen California Municipal Value Fund, Nuveen New York Select Tax-Free Income Fund and Nuveen New York Municipal Value Fund).

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2005. The Trustees also reviewed the Fund's portfolio level performance (which does not reflect fund level fees and expenses) compared to customized portfolio-level benchmarks for the one- and three-year periods ending December 31, 2005 (as applicable). This analysis is designed to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the Fund's absolute and relative investment performance over time had been satisfactory.

C.   FEES, EXPENSES AND PROFITABILITY

     1.   FEES AND EXPENSES

     In evaluating the management fees and expenses of the Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group did not adequately

                        ANNUAL INVESTMENT MANAGEMENT
                        AGREEMENT APPROVAL PROCESS (continued)



     reflect the Fund's investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage and insurance) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that the Fund's net total expense ratio was within an acceptable range compared to peers.

     2.   COMPARISONS WITH THE FEES OF OTHER CLIENTS

     The Trustees further reviewed data comparing the advisory fees of the Fund Adviser with fees the Fund Adviser charges to other clients, including municipal managed accounts. In general, the fees charged for separate accounts are somewhat lower than the fees assessed to the Fund. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Fund is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to closed-end municipal funds, the Trustees believe such facts justify the different levels of fees.

     3.   PROFITABILITY OF FUND ADVISER

     In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D.   ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the Fund's assets grow. In addition to advisory fee breakpoints as assets in the Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E.   INDIRECT BENEFITS

In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Trustees considered revenues received by affiliates of the Fund Adviser for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. With respect to NAM, the Trustees noted that NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, the Fund Adviser may from time to time receive and have access to research generally provided to institutional clients.

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Fund Adviser's fees are reasonable in light of the services provided to the Fund, and that the renewal of the Investment Management Agreement should be approved.

                        Reinvest Automatically
                               EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                        Automatic Dividend
                            REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on January 2, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

                        Notes

                        Notes

                        Other Useful
                              INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


The Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Photo of: 2 women looking at a photo album.


Nuveen Investments:
SERVING Investors
          For GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-A-0906D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 6, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 6, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 6, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.